Operating Expenses - Summary of Selling and Distribution Expenses (Details) - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	€ (29,021)	€ (25,872)	€ (83,413)	€ (81,261)
Selling and distribution expenses	(123,663)	(111,808)	(455,851)	(347,371)
Selling and Distribution Expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation and amortization	(19,356)	(6,991)	(55,374)	(50,996)
Personnel costs	(25,551)	(32,154)	(87,963)	(71,325)
Marketing and selling expenses	(32,118)	(34,963)	(129,478)	(107,208)
Logistic expenses	(18,293)	(21,294)	(89,377)	(51,806)
IT & Consulting	(17,984)	(11,451)	(71,252)	(43,983)
Other	€ (10,361)	€ (4,955)	€ (22,407)	€ (22,053)